Jun. 25, 2018
Hartford Long/Short Global Equity Fund
Hartford Long/Short Global Equity Fund

JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Long/Short Global Equity Fund SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

hartford ALTERNATIVE funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective July 31, 2018, the Hartford Long/Short Global Equity Fund will change its secondary benchmark, HFRX Equity Hedge Index, to the following blended benchmark: 60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.